STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Australia - 5.6%
Aristocrat Leisure	307,741		6,653,781
Brambles	380,553		3,448,117
Macquarie Group	137,984		12,175,356
Northern Star Resources	793,587		6,507,362
South32	1,571,195		3,511,462
Woodside Petroleum	234,630		6,006,122
			38,302,200
Austria - 1.3%
OMV	180,927		8,816,669
Belgium - 1.2%
UCB	98,669		8,181,927
Denmark - 1.0%
Vestas Wind Systems	78,005		6,747,667
Finland - 1.1%
Nokia	1,577,576		7,839,527
France - 11.7%
Atos	112,646		9,418,506
BNP Paribas	170,008		8,088,703
Cie Generale des Etablissements Michelin	67,217		8,527,677
Edenred	141,260		7,206,739
Klepierre	215,348		7,219,223
LVMH Moet Hennessy Louis Vuitton	21,702		9,238,356
Sanofi	207,803		17,976,806
Vinci	99,123		10,162,849
Worldline	37,122	[a,b]	2,701,918
			80,540,777
Germany - 6.9%
Allianz	43,220		10,416,681
Deutsche Boerse	72,534		10,260,314
Deutsche Post	170,765		5,608,047
Deutsche Telekom	918,799		15,900,265
Evonik Industries	173,225		5,044,508
			47,229,815
Hong Kong - 3.2%
AIA Group	1,234,200		13,342,496
Sun Hung Kai Properties	492,000		8,355,339
			21,697,835

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Ireland - .8%
ICON	37,305	[b]	5,743,851
Italy - 3.8%
Enel	1,373,410		9,596,345
Leonardo	702,012		8,896,584
UniCredit	621,699		7,653,267
			26,146,196
Japan - 21.9%
Asahi Kasei	580,800		6,205,116
Bandai Namco Holdings	96,600		4,697,227
Chubu Electric Power	853,300		11,983,090
Denso	178,300		7,515,844
Fujitsu	95,200		6,627,141
Hitachi	303,000		11,135,850
ITOCHU	223,700		4,282,249
Mitsubishi Electric	776,900		10,269,178
Recruit Holdings	239,400		8,003,385
Seven & i Holdings	254,300		8,619,572
Shin-Etsu Chemical	57,500		5,368,691
Shionogi & Co.	199,200		11,502,138
Shiseido	121,600		9,184,147
Sony	296,000		15,465,685
Sumitomo Mitsui Financial Group	473,300		16,759,540
Suzuki Motor	209,100		9,842,141
Yamato Holdings	167,000		3,402,056
			150,863,050
Macau - .8%
Sands China	1,140,000		5,464,711
Netherlands - 8.2%
Heineken	101,828		11,366,052
ING Groep	700,704		8,125,326
Koninklijke Ahold Delhaize	339,246		7,629,861
Koninklijke DSM	56,385		6,971,614
NN Group	201,567		8,114,719
Royal Dutch Shell, Cl. B	432,147		14,096,017
			56,303,589
Portugal - .8%
Galp Energia	369,135		5,690,615
Singapore - 1.2%
United Overseas Bank	421,000		8,134,255
Spain - 4.6%
ACS Actividades de Construccion y Servicios	190,874		7,621,341
Amadeus IT Group	121,547		9,618,754
Banco Santander	2,062,002		9,583,890

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
Spain - 4.6% (continued)
Industria de Diseno Textil		161,811		4,861,638
				31,685,623
Sweden - 1.6%
Alfa Laval		212,245		4,631,175
Swedish Match		146,097		6,174,677
				10,805,852
Switzerland - 7.8%
Julius Baer Group		170,351	[b]	7,599,538
Lonza Group		31,821	[b]	10,738,783
Novartis		256,655		23,475,465
OC Oerlikon		320,198		3,910,302
STMicroelectronics		451,958		8,019,195
				53,743,283
United Kingdom - 14.8%
Anglo American		315,483		9,024,109
BAE Systems		1,312,648		8,278,438
BT Group		1,511,017		3,776,948
Bunzl		134,677		3,558,417
Cineworld Group		1,121,407		3,618,859
Diageo		251,982		10,851,424
Ferguson		130,394		9,294,353
Fiat Chrysler Automobiles		651,206		9,061,116
GlaxoSmithKline		487,492		9,758,404
Legal & General Group		3,008,874		10,299,112
Melrose Industries		1,426,887		3,284,180
Tesco		3,200,109		9,232,469
Unilever		193,325		12,005,078
				102,042,907
Total Common Stocks (cost $652,709,106)				675,980,349

Exchange-Traded Funds - .2%
United States - .2%
iShares MSCI EAFE ETF (cost $1,416,932)		21,687		1,425,487
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,432,706)	2.29	3,432,706	[c]	3,432,706
Total Investments (cost $657,558,744)		99.0%		680,838,542
Cash and Receivables (Net)		1.0%		7,054,790
Net Assets		100.0%		687,893,332

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ETF—Exchange-Traded Fund

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $2,701,918 or .39% of net assets.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	5,743,851	670,236,498	†	-	675,980,349
Exchange-Traded Funds	1,425,487	-		-	1,425,487
Investment Companies	3,432,706	-		-	3,432,706
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	144		-	144

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Core Equity Fund

June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup
United States Dollar	33,540	Euro	29,465	7/1/19	27
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	156,012	Euro	137,063	7/1/19	117
Gross Unrealized Appreciation					144

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2019, accumulated net unrealized appreciation on investments was $23,279,798, consisting of $60,608,408 gross unrealized appreciation and $37,328,610 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.